EMPLOYEE BENEFIT PLANS (Details 4) - Pension plan premium [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		$ 105,158	$ 95,331
Current service cost		7,294	10,597
Interest cost		6,881	7,211
Benefits paid		(1,224)	(14,933)
First time application effect of IAS 19 to new defined benefit obligationof Transportempo at December 31, 2017	[1]	237	0
Net actuarial (gain) / loss due to assumption changes and plan experience		1,195	7,093
Foreign currency translation effect		(15)	(141)
Defined obligation, unfunded as of December 31		$ 119,526	$ 105,158

[1]	Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.